Earnings Per Share of Common Stock (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted-average number of shares on which earnings per share calculations are based
Basic	1,142,508,521	1,196,951,006	1,268,789,202
Add - incremental shares under stock-based compensation plans	10,868,426	14,241,131	16,189,053
Add - incremental shares associated with contingently issuable shares	2,072,370	2,575,848	2,377,133
Assuming dilution	1,155,449,317	1,213,767,985	1,287,355,388
Net income on which earnings per share calculations are based
Net income (in dollars)	$ 16,604	$ 15,855	$ 14,833
Less - net income applicable to contingently issuable shares (in dollars)	(1)	0	0
Net income on which diluted earnings per share is calculated (in dollars)	$ 16,603	$ 15,855	$ 14,833
Earnings/(loss) per share of common stock
Assuming dilution (in dollars per share)	$ 14.37	$ 13.06	$ 11.52
Basic (in dollars per share)	$ 14.53	$ 13.25	$ 11.69